Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holiday (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Aggregate dollar effect (In thousands)	$ (4,100)	$ (197)	$ (3,856)
Per share effect-basic	$ 0.01	$ 0.00	$ (0.01)
Per share effect-diluted	$ 0.01	$ 0.00	$ (0.01)